Equity (Details Narrative) - $ / shares	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Ordinary shares outstanding	85,562,769	87,187,289
Preferred shares issued
Preferred shares outstanding
Predecessor [Member] | NPS Holdings Limited [Member]
Dividends paid per share	$ 0.13		$ 0.05
Predecessor [Member] | NPS Holdings Limited [Member] | Mr. Abdulaziz Mubarak Al-Dolaimi and Mr. Fahad Abdulla Bindekhayel [Member]
Ordinary share price per shares		$ 1
Number of convertible shares issued		37,000,000
Public Warrants [Member]
Warrants		22,921,700
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023
Warrants term		5 years
Private Warrants [Member]
Warrants		12,618,680
Ordinary share price per shares		$ 5.75
Warrants expire date		Jun. 06, 2023
Warrants term		5 years